Auditor's remuneration (Tables)	12 Months Ended
Dec. 31, 2021
Auditor's remuneration [abstract]
Auditor's remuneration
Auditor’s remuneration is included within consultancy, legal and professional fees in administration and general expenses and comprises:

	2021	2020	2019
	£m	£m	£m
Audit of the Barclays Bank Group's annual accounts	19	17	16
Other services:
Audit of the Barclays Bank PLC subsidiaries[a]	14	13	12
Other audit related fees[b]	7	7	6
Other services	1	1	1
Total Auditor's remuneration	41	38	35
Notes
aComprises the fees for the statutory audit of the subsidiaries both inside and outside UK and fees for the work performed by associates of KPMG in respect of the consolidated financial statements of the Company.
bComprises services in relation to statutory and regulatory filings. These include audit services for the review of the interim financial information under the Listing Rules of the UK listing authority.